ORGANIZATION (Details)			3 Months Ended	12 Months Ended
	Apr. 25, 2023 USD ($) shares $ / shares	Mar. 19, 2021 USD ($)	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Apr. 25, 2025 shares
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares	5,000,000
Payment of stock issuance costs				$ 28,550,129
Payment of deferred underwriting commissions				17,500,000
Initial business combination fair market value, percentage of assets in trust account	80.00%
Initial business combination, threshold percentage of outstanding voting securities	50.00%
Initial business combination, share conversion percentage threshold requiring company consent	15.00%
Share redemption threshold if no business combination occurs	100.00%
Initial business combination, interest income to pay liquidation expenses, maximum	$ 100,000
Asset, Held-in-Trust, Noncurrent			$ 556,498,479	550,800,038	$ 523,038,352
Business Exit Costs				100,000
Cash and Cash Equivalents, at Carrying Value			$ 657,314	975,319	1,905,123
Repayments of Notes Payable				$ 0	$ 366,781
Related Party
Class of Stock [Line Items]
Proceeds from Sponsor for expenses		$ 25,000
US Government Debt Securities
Class of Stock [Line Items]
Price of shares issued in transaction (in USD per share) | $ / shares	$ 10.1
Payments to acquire debt securities	$ 505,000,000
Debt securities term	185 days
Promissory Note | Related Party
Class of Stock [Line Items]
Repayments of Notes Payable	$ 366,781
IPO And Over-Allotment Option
Class of Stock [Line Items]
Price of shares issued in transaction (in USD per share) | $ / shares	$ 10
Consideration received on transaction	$ 500,000,000
Payment of stock issuance costs	28,550,129
Payment of deferred underwriting commissions	$ 17,500,000
Number of Class A ordinary shares per Unit (in shares) | shares	1					1
IPO And Over-Allotment Option | Overfunding Loans | Promissory Note
Class of Stock [Line Items]
Debt instrument face amount	$ 5,000,000
IPO And Over-Allotment Option | Private Placement Warrants
Class of Stock [Line Items]
Consideration received on transaction	$ 14,300,000
Class Of Warrant Or Right, Number Of Warrants Issued In Transaction | shares			14,300,000	14,300,000
IPO
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares	50,000,000
Price of shares issued in transaction (in USD per share) | $ / shares	$ 10
Number of Class A ordinary shares per Unit (in shares) | shares	1
IPO | Base Overfunding Loan | Promissory Note
Class of Stock [Line Items]
Debt instrument face amount	$ 4,500,000
Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares	5,000,000
Price of shares issued in transaction (in USD per share) | $ / shares	$ 10
Over-Allotment Option | Over-Allotment Overfunding Loan | Promissory Note
Class of Stock [Line Items]
Debt instrument face amount	$ 500,000
Over-Allotment Option | Private Placement Warrants
Class of Stock [Line Items]
Number of warrants sold (in shares) | shares	1,000,000
IPO And Private Placement | US Government Debt Securities
Class of Stock [Line Items]
Price of shares issued in transaction (in USD per share) | $ / shares	$ 10.1